Notes to the consolidated financial statements - Contract balances (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Notes to the consolidated financial statements
Trade receivables	€ 3,379	€ 6,295
Contract assets	2,464	2,707
Contract liabilities	€ 103,160	€ 107,308